Preference shares (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Preference Shares [Abstract]
Disclosure of preferred share liability [Table Text Block]
	December 31, 2022	December 31, 2021
Opening preference share liability	$611,386	$517,773
Dividends accrued	30,495	30,495
Accretion	47,409	110,855
Settlement of dividends through issuance of common shares (Note 13)	-	(47,737)
Exercisable, December 31, 2022 and 2021	$689,290	$611,386